Debt and Lease Liabilities (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 MXN ($)
Debt, lease liabilities and other notes payable outstanding
Principal amount	$ 126,999,199	$ 221.3
Senior notes due between 2025 and 2049
Debt, lease liabilities and other notes payable outstanding
Unsecured outstanding principal amount	$ 11,000,000		$ 4,450.0
Senior notes redemption price (as a percent)	101.00%
6.625% Senior Notes due 2025
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)	6.97%		6.97%
6.625% Senior notes 1 due 2025
Debt, lease liabilities and other notes payable outstanding
Unsecured outstanding principal amount			$ 400.0
Senior Notes priced at yield to maturity (as a percent)	98.081%
Debt instrument yield to maturity (as a percent)	6.802%
6.625% Senior notes 2 due 2025
Debt, lease liabilities and other notes payable outstanding
Unsecured outstanding principal amount			$ 200.0
Senior Notes priced at yield to maturity (as a percent)	98.632%
Debt instrument yield to maturity (as a percent)	6.787%
4.625% Senior Notes due 2026
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)	4.86%		4.86%
Senior Notes priced at yield to maturity (as a percent)	99.385%
Debt instrument yield to maturity (as a percent)	4.70%
8.50% Senior Notes due 2032
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)	8.94%		8.94%
Senior Notes priced at yield to maturity (as a percent)	99.431%
Debt instrument yield to maturity (as a percent)	8.553%
8.49% Senior Notes due 2037
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)	8.93%		8.93%
6.625% Senior Notes due 2040
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)	6.97%		6.97%
Senior Notes priced at yield to maturity (as a percent)	98.319%
Debt instrument yield to maturity (as a percent)	6.755%
7.25% Senior Notes due 2043
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)	7.62%		7.62%
Senior Notes priced at yield to maturity (as a percent)	99.733%
Debt instrument yield to maturity (as a percent)	7.27%
5% Senior Notes due 2045
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)	5.26%		5.26%
Senior Notes priced at yield to maturity (as a percent)	96.534%
Debt instrument yield to maturity (as a percent)	5.227%
6.125% Senior Notes due 2046
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)	6.44%		6.44%
Senior Notes priced at yield to maturity (as a percent)	99.677%
Debt instrument yield to maturity (as a percent)	6.147%
Senior Notes Due 2049
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)	5.52%		5.52%
Senior Notes priced at yield to maturity (as a percent)	98.588%
Debt instrument yield to maturity (as a percent)	5.345%
8.79% Notes due 2027
Debt, lease liabilities and other notes payable outstanding
Principal amount				$ 4,500,000
Interest rate				8.79%